June 29, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject:          Nationwide Variable Account-12
                  Nationwide Life Insurance Company
                  SEC File No.  333-108894
                  CIK No. 0001173507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-12 and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 6 to the Registration Statement, which became effective June 24, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/ KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel